Credit Risk - Disclosure of Forbearance Balances by Segment (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	£ 434	£ 609
Term extension	327	536
Interest-only	254	275
Concessionary interest rate	127	182
Reduced repayment plan	301
Forbearance	1,443	1,602
Loss allowances	£ 33	£ 37
Loans capitalisation forbearance percentage	0.30%	0.30%
Loans term extension forbearance percentage	0.20%	0.30%
Loans interest only forbearance percentage	0.20%	0.20%
Loans concessionary interest rate forbearance percentage	0.10%	0.10%
Loans reduced repayment plan forbearance percentage	0.20%
Loans forbearance percentage	0.90%	0.90%
Mortgages | Interest-only
Disclosure of credit risk exposure [line items]
Forbearance	£ 272	£ 365
Mortgages | Flexible
Disclosure of credit risk exposure [line items]
Forbearance	56	74
Mortgages | LTV >100%
Disclosure of credit risk exposure [line items]
Forbearance	9	12
Mortgages | Buy-to-Let
Disclosure of credit risk exposure [line items]
Forbearance	18	23
Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	84	70
Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Forbearance	3	3
Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Forbearance	2	1
Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Forbearance	57	47
Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Forbearance	22	19
Everyday Banking | Total other unsecured
Disclosure of credit risk exposure [line items]
Forbearance	81	67
Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Capitalisation	373	264
Term extension	102	113
Interest-only	229	215
Forbearance	£ 704	£ 592
Proportion of portfolio	2.60%	2.30%
–Stage 1 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 40	£ 2
–Stage 2 | Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	231	325
Term extension	186	386
Interest-only	201	211
Concessionary interest rate	23	11
Reduced repayment plan	145
Forbearance	786	933
Loss allowances	6	7
–Stage 2 | Mortgages | Interest-only
Disclosure of credit risk exposure [line items]
Forbearance	115	216
–Stage 2 | Mortgages | Flexible
Disclosure of credit risk exposure [line items]
Forbearance	19	55
–Stage 2 | Mortgages | LTV >100%
Disclosure of credit risk exposure [line items]
Forbearance	2	3
–Stage 2 | Mortgages | Buy-to-Let
Disclosure of credit risk exposure [line items]
Forbearance	8	16
–Stage 2 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	17	8
–Stage 2 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Forbearance	0	0
–Stage 2 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Forbearance	1	1
–Stage 2 | Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Forbearance	11	5
–Stage 2 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Forbearance	5	2
–Stage 2 | Everyday Banking | Total other unsecured
Disclosure of credit risk exposure [line items]
Forbearance	17	8
–Stage 2 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	228	159
–Stage 3 | Mortgages
Disclosure of credit risk exposure [line items]
Capitalisation	203	284
Term extension	141	150
Interest-only	53	64
Concessionary interest rate	104	171
Reduced repayment plan	156
Forbearance	657	669
Loss allowances	27	30
–Stage 3 | Mortgages | Interest-only
Disclosure of credit risk exposure [line items]
Forbearance	157	149
–Stage 3 | Mortgages | Flexible
Disclosure of credit risk exposure [line items]
Forbearance	37	19
–Stage 3 | Mortgages | LTV >100%
Disclosure of credit risk exposure [line items]
Forbearance	7	9
–Stage 3 | Mortgages | Buy-to-Let
Disclosure of credit risk exposure [line items]
Forbearance	10	7
–Stage 3 | Everyday Banking
Disclosure of credit risk exposure [line items]
Forbearance	67	62
–Stage 3 | Everyday Banking | Business banking
Disclosure of credit risk exposure [line items]
Forbearance	3	3
–Stage 3 | Everyday Banking | Personal loans
Disclosure of credit risk exposure [line items]
Forbearance	1	0
–Stage 3 | Everyday Banking | Credit Cards
Disclosure of credit risk exposure [line items]
Forbearance	46	42
–Stage 3 | Everyday Banking | Overdrafts
Disclosure of credit risk exposure [line items]
Forbearance	17	17
–Stage 3 | Everyday Banking | Total other unsecured
Disclosure of credit risk exposure [line items]
Forbearance	64	59
–Stage 3 | Corporate & Commercial Banking
Disclosure of credit risk exposure [line items]
Forbearance	£ 436	£ 431